Other financial assets - Credit rating (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other financial assets
Other financial assets measured at fair value through profit	$ 5,240,450	$ 2,232,775
BB+
Other financial assets
Other financial assets measured at fair value through profit	3,060,884	13,921
AA+
Other financial assets
Other financial assets measured at fair value through profit	253,423
F1
Other financial assets
Other financial assets measured at fair value through profit	173,128	259,003
P-1
Other financial assets
Other financial assets measured at fair value through profit	136,222	150,905
B
Other financial assets
Other financial assets measured at fair value through profit	100,962	1,263,144
F2
Other financial assets
Other financial assets measured at fair value through profit	66,535	55,606
AAA
Other financial assets
Other financial assets measured at fair value through profit	14,429	22,864
F1+
Other financial assets
Other financial assets measured at fair value through profit	4,364
Baa3
Other financial assets
Other financial assets measured at fair value through profit	2	3
F3
Other financial assets
Other financial assets measured at fair value through profit	1
BB
Other financial assets
Other financial assets measured at fair value through profit		296,394
A-2
Other financial assets
Other financial assets measured at fair value through profit		116,738
A1
Other financial assets
Other financial assets measured at fair value through profit		13,904
BBB
Other financial assets
Other financial assets measured at fair value through profit		302
Not available rating
Other financial assets
Other financial assets measured at fair value through profit	$ 1,430,500	$ 39,991